1
Keeley Dividend ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS – 91.6%
Automotive – 3.8%
1,291
Allison Transmission Holdings Inc. ..........
$ 151,124
3,286
Douglas Dynamics Inc. ...........................
138,308
289,432
Communication Services – 2.9%
3,990
Cinemark Holdings Inc. ...........................
113,795
570
Nexstar Media Group Inc. .......................
103,073
216,868
Consumer Discretionary – 9.2%
1,576
Brunswick Corp. ......................................
114,670
1,274
Hasbro Inc. .............................................
119,246
5,405
JAKKS Pacific Inc. ..................................
107,667
1,710
KB Home ................................................
88,492
2,986
Shoe Carnival Inc. ..................................
46,552
2,986
Standard Motor Products Inc. .................
103,734
1,425
Wyndham Hotels & Resorts Inc. .............
115,753
696,114
Consumer Staples – 3.2%
2,416
Molson Coors Beverage Co., Cl. B .........
104,033
1,861
Spectrum Brands Holdings Inc. ..............
137,156
241,189
Energy – 5.8%
1,995
Cactus Inc., Cl. A ....................................
94,503
991
Expand Energy Corp. .............................
108,792
4,882
NOV Inc. .................................................
91,830
9,406
Select Water Solutions Inc. .....................
143,912
439,037
Financials – 18.2%
208
Ameriprise Financial Inc. ........................
92,435
389
Arthur J. Gallagher & Co. ........................
84,250
3,628
Columbia Banking System Inc. ...............
99,516
2,822
Equitable Holdings Inc. ...........................
104,724
2,660
Fifth Third Bancorp .................................
123,583
704
Popular Inc. .............................................
94,456
1,576
Prosperity Bancshares Inc. .....................
105,876
570
Reinsurance Group of America Inc. ........
116,371
1,140
SouthState Bank Corp. ...........................
105,473
1,710
Victory Capital Holdings Inc., Cl. A .........
111,971
3,001
Virtu Financial Inc., Cl. A ........................
131,984
1,576
Voya Financial Inc. ..................................
107,672
721
Wintrust Financial Corp. .........................
100,176
1,378,487
Shares Market Value
Health Care – 9.8%
285
Chemed Corp. ........................................
$ 107,656
5,566
Concentra Group Holdings Parent Inc. ...
119,391
855
Merck & Co. Inc. ......................................
102,848
1,425
Mesa Laboratories Inc. ...........................
125,998
7,313
Perrigo Co. plc ........................................
78,542
570
The Ensign Group Inc. ............................
114,855
530
Universal Health Services Inc., Cl. B ......
94,854
744,144
Industrials – 10.5%
2,431
ABM Industries Inc. .................................
93,642
26,224
Alight Inc., Cl. A ......................................
15,281
1,163
Apogee Enterprises Inc. .........................
39,007
3,498
CNH Industrial NV ..................................
38,478
2,431
Fluor Corp.† ............................................
113,406
2,146
Fortune Brands Innovations Inc. .............
83,630
855
Oshkosh Corp. ........................................
125,865
285
Primoris Services Corp. ..........................
40,766
855
Regal Rexnord Corp. ..............................
160,107
1,006
Veralto Corp. ...........................................
88,950
799,132
Information Technology – 7.2%
2,190
Crane NXT Co. .......................................
88,892
5,461
Gen Digital Inc. .......................................
102,831
1,291
Qnity Electronics Inc. ..............................
148,955
2,540
Ralliant Corp. ..........................................
105,639
1,794
Skyworks Solutions Inc. ..........................
96,069
542,386
Materials – 8.2%
2,565
Amcor plc ................................................
101,959
1,995
Amrize Ltd.† ...........................................
111,760
1,710
DuPont de Nemours Inc. .........................
78,318
285
Franco-Nevada Corp. ..............................
70,409
855
RPM International Inc. ............................
84,987
2,280
Solstice Advanced Materials Inc. ............
173,645
621,078
Real Estate – 8.5%
2,850
Brixmor Property Group Inc., REIT ........
82,080
1,844
CareTrust REIT Inc. ................................
67,583
3,481
Millrose Properties Inc., REIT .................
97,468
4,560
Outfront Media Inc., REIT .......................
120,840
4,711
Sila Realty Trust Inc., REIT .....................
111,556
2,280
STAG Industrial Inc., REIT ......................
82,217
3,135
VICI Properties Inc., REIT ......................
85,648
647,392

Keeley Dividend ETF
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS (Continued)
Utilities – 4.3%
18,242
Algonquin Power & Utilities Corp. ...........
$ 112,006
1,291
Southwest Gas Holdings Inc. ..................
112,188
2,850
UGI Corp. ................................................
103,797
327,991
TOTAL COMMON STOCKS ............ 6,943,250
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 8.4%
$ 640,000 U.S. Treasury Bills,
3.56% to 3.62%††, 04/30/26 to 06/11/26
636,942
TOTAL INVESTMENTS — 100.0%
(cost $7,440,253) ....................................
$ 7,580,192
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust